RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2022
Reconciliation Of Liabilities Arising From Financing Activities
SCHEDULE OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below provides a reconciliation of the principal amount on liabilities arising from financing activities presented in the consolidated statement of cash flows, excluding interests:

	1 April 2020	Cash Flows	Other changes (i)	31 March 2021
	USD	USD	USD	USD
Loans from shareholders	10,599,039	(3,849,050)	(6,749,989)	-
Notes payable	675,000	(675,000)	-	-
Convertible bond	-	24,272,539	(24,272,539)	-
Warrant liability	-	15,571,989	(10,374,788)	5,197,201
Liabilities	11,274,039	35,320,478	(41,397,316)	5,197,201

	1 April 2021	Cash Flows	Other changes (i)	31 March 2022
	USD	USD	USD	USD
Convertible loan	-	2,800,000	(25,308)	2,774,692
Warrant liability	5,197,201	-	(5,193,196)	4,005
Liabilities	5,197,201	2,800,000	(5,218,504)	2,778,697

In the year ended 31 March 2021, other changes include:

●	Partial settlement of the shareholder loan by issuance of Diginex HK shares valued at $650,000
●	Partial settlement of the shareholder loan by issue of a convertible bond valued at $100,000
●	Partial settlement of the shareholder loan as consideration for the sale of the Solutions Business valued at $6,000,000
●	Conversion of the convertible bond into Diginex HK shares
●	Remeasurement gain on the warrant liability of $11,397,187 is offset by cash settled transaction costs of $1,022,399 not recorded against the fair value of the warrants on the consolidated statement of financial positions. The outstanding $5,197,201 relates to the fair value of private warrants issued (see note 22.2).